Acquisition of all Operations and Related Assets, or all of Capital Stock of Five Sales Companies of Information Equipment (Detail)	12 Months Ended
Mar. 31, 2011
Internetworking Innovations, Inc.
Business Acquisition [Line Items]
Date of acquisition	2008-05-30
Velocity Imaging Products, Inc.
Business Acquisition [Line Items]
Date of acquisition	2008-07-01
Duplitron Massachusetts, Inc.
Business Acquisition [Line Items]
Date of acquisition	2008-10-01
Duplitron New Jersey, Inc.
Business Acquisition [Line Items]
Date of acquisition	2008-10-01
One Stop Business Centers, Inc.
Business Acquisition [Line Items]
Date of acquisition	2008-12-30